Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Presents Revenue by Segment	The following table presents revenue by segments for the years ended December 31, 2020, 2021 and 2022, respectively:
	For the Year Ended December 31, 2020
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	95,629,319	309,302,635	404,931,954
Cost of revenue and related tax	(36,412,678)	(239,377,434)	(275,790,112)
Gross profit	59,216,641	69,925,201	129,141,842
Depreciation and amortization	521,378	3,958,594	4,479,972
Net income	45,611,024	41,299,367	86,910,391
	For the Year Ended December 31, 2021
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	108,175,596	365,071,687	473,247,283
Cost of revenue and related tax	(57,714,804)	(311,337,330)	(369,052,134)
Gross profit	50,460,792	53,734,357	104,195,149
Depreciation and amortization	105,523	3,914,361	4,019,884
Net income	27,851,387	25,079,237	52,930,624
	For the Year Ended December 31, 2022
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	300,808,236	204,916,075	505,724,311
Cost of revenue and related tax	(278,136,091)	(233,129,243)	(511,265,334)
Gross profit	22,672,145	(28,213,168)	(5,541,023)
Depreciation and amortization	51,190	3,905,647	3,956,837
Net loss	(1,616,559)	(194,966,487)	(196,583,046)

Schedule of Identifiable Long-Lived Assets, Net
	December 31, 2021	December 31, 2022
	RMB	RMB
Identifiable long-lived assets, net:
IT related solution services	275,851	-
Educational content service and other services	223,821,430	214,441,814
Total	224,097,281	214,441,814